UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 12/31/2009

Item 1. Reports to Stockholders.

December 31, 2009

Limited Term New York Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron's/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families.

Source: "Best Mutual-Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron's/Lipper Best Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	18.8%
Hospital/Health Care	14.1
Government Appropriation	10.3
Marine/Aviation Facilities	7.1
Electric Utilities	6.2
General Obligation	6.2
Municipal Leases	4.1
Education	3.9
Multifamily Housing	3.7
Airlines	3.5
Portfolio holdings are subject to change. Percentages are as of December 31, 2009, and are based on total assets.

Credit Allocation

AAA	6.8%
AA	15.8
A	30.8
BBB	42.1
BB or lower	4.5
Credit allocations are subject to change. Percentages are based on the total market value of investments as of December 31, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 7.88% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
14  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended December 31, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended December 31, 2009, prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Limited Term New York Municipal Fund. In all, the Class A shares produced a total return of 19.45% at net asset value for the reporting period (15.27% with sales charge). As of December 31, 2009, the distribution yield of this Fund’s Class A shares was 4.43% at NAV, 89 basis points higher than the average in its Lipper peer category.
     In all, Limited Term New York Municipal Fund distributed 14.4 cents per Class A share, including a small amount of taxable income. The Fund’s dividend held steady at 1.2 cents per Class A share throughout the reporting period.
     Limited Term New York Municipal Fund held about 1,000 securities and had an average credit quality of A-minus as of December 31, 2009.1 In general this reporting period, default rates on municipal bonds continued to be extremely low relative to the default rates on corporate fixed-income instruments. As of December 31, 2009, every single bond in the portfolio was current with scheduled interest payments.
     As the charts on pages 19 to 21 show, the Fund’s performance improved this reporting period, which was characterized by renewed investor demand and by what we believe to be the end of this latest cycle of credit spread widening. Credit spread widening, as was evident during the 2007-2008 credit crisis, is typically more detrimental to the sectors and types of securities this Fund favors than to the Fund’s benchmark. Widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. The reverse is also true: as spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. We believe that this latest cycle of spread widening has run its course and that our Fund’s investments offer structural advantages over the long term. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income.
1. The Fund’s average credit quality is weighted to reflect the relative credit strength and market value of each holding as of December 31, 2009. The calculation, which is subject to change, includes securities rated by national rating organizations as well as unrated securities that have ratings assigned by the manager in categories equivalent to those of rating organizations. All bonds are grouped based on the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from state and local taxes, represented 24.9% of the Fund’s net assets on December 31, 2009. Most of the Fund’s investments involve “creatures of the state”—that is, securities that are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education. On July 1, 2009, Gov. Luis Fortuño signed his first fiscal budget into law. At $7.6 billion, the budget for fiscal year 2010 was $1.9 billion smaller than the previous year’s budget. The Commonwealth’s structural deficit was expected to reach $500 million within a year, down from $3.2 billion.
     In an interview with The Bond Buyer, a daily newspaper focused on public finance, the governor said, “I’m very pleased in the sense that we have kept our commitments not just to our taxpayers but to bondholders that we will bring back fiscal constraints and fiscal responsibility.” These commitments were likely costly for some constituents—in particular, the 30,000 government workers who faced job reductions and the homeowners and businesses, whose property tax bills were set to rise.
     The credit rating agencies continued to view the Commonwealth favorably. When the Puerto Rico Sales Tax Financing Corporation came to market with $3.5 billion in new debt in late June, it was rated A-plus by Standard & Poor’s, A2 by Moody’s Investors Service and A by Fitch Ratings. Additionally, the Commonwealth, its agencies and its financing arm, the Government Development Bank of Puerto Rico, retained their investment-grade ratings from S&P and Moody’s this reporting period. (Fitch does not directly rate Puerto Rico’s general obligation debt.) Proceeds from the Commonwealth’s sales tax bonds were slated to be used to offset obligations to government suppliers and to provide job assistance to laid-off workers. The Fund’s holdings in bonds issued in Puerto Rico provided high levels of tax-free income this reporting period, and we remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 18.8% of Fund total assets and comprised the Fund’s largest industry sector.2
2. Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
16  |  LIMITED TERM NEW YORK MUNICIPAL FUND

     During this reporting period, media reports focused on two tobacco-related developments. First, in the first quarter of 2009, President Obama signed into law an extension and expansion of the State Children’s Health Insurance Program (S-CHIP) that increased the tax on cigarettes by 62 cents. Though we believe an increase in price will decrease the number of cigarettes sold, we also believe that it will have minimal impact on tobacco bonds. Further, we do not believe that this tax increase will spark any meaningful change in the fundamentals of tobacco bonds.
     In the second quarter of 2009, the Family Smoking Prevention and Tobacco Control Act was passed, putting the Food and Drug Administration in charge of regulating the making and marketing of cigarettes and other tobacco products. Philip Morris, the country’s leading cigarette manufacturer, was a strong advocate for this legislation, which we believe could lead to greater consolidation of market share among the industry’s leading players. (Smaller companies may have a harder time complying with the new regulations.) This shift in share, we believe, should improve MSA revenues and may encourage early redemptions of existing bonds.
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. We continue to believe carefully researched MSA-backed bonds are fundamentally sound and we are confident that these bonds will continue to provide high levels of tax-free income to the benefit of our yield-seeking investors.
     The Fund also remained heavily invested in the government appropriations sector, which constituted 10.3% of total assets as of December 31, 2009. Some of these holdings consisted of bonds issued in New York by the Metropolitan Transportation Authority (MTA), whose budget problems sparked many negative headlines during the reporting period. Despite various reports outlining higher costs and increasing revenues for the MTA, our bonds provided strong performance this reporting period and contributed to positive total return.
     As of December 31, 2009, the Fund was invested in the hospital/health care sector, which represented 14.1% of the Fund’s total assets, and in the electric utilities sector, with 6.2% of the Fund’s total assets. Our holdings in these sectors consist of securities in the mid-range of the credit spectrum as well as some insured bonds. The overall fundamentals in these sectors remained stable this reporting period, contributing to positive results.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they often face greater price volatility, too. During this reporting period, inverse floaters provided
17  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     The Fund uses a dollar-weighted approach to measuring the average maturity of its securities. The Fund seeks to maintain an average effective maturity of 5 years or less. As usual, the Fund held securities with stated and effective maturities of more and less than 5 years. It also delivered higher levels of tax-free income with considerably less share-price volatility than many longer-term funds this reporting period.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2009. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, the B of A Merrill Lynch Municipal Index (3–7 Years) and the Consumer Price Index. The Barclays Capital Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds. The B of A Merrill Lynch Municipal Index (3–7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the indices.
18  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 22 for further information.
19  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
 Class B Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:
20  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 22 for further information.
21  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, the Class A returns includes current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
22  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
23  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2009	December 31, 2009	December 31, 2009

Actual
Class A	$1,000.00	$1,085.30	$4.90
Class B	1,000.00	1,080.10	10.06
Class C	1,000.00	1,081.50	9.11

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.52	4.75
Class B	1,000.00	1,015.58	9.75
Class C	1,000.00	1,016.48	8.83
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.93%
Class B	1.91
Class C	1.73
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
24  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

Municipal Bonds and Notes—103.2%
New York—77.0%
$20,000	Albany County, NY Airport Authority[1]	5.125%	12/15/2019		12/15/2012	A	$20,319
1,500,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019		12/01/2019		1,411,410
5,000	Albany, NY GO2	7.000	01/15/2010		01/15/2010		5,012
160,000	Albany, NY Hsg. Authority[1]	6.250	10/01/2012	[3]	04/01/2010	A	160,603
160,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013		01/05/2012	B	164,013
150,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018		12/01/2012	A	152,471
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018		04/11/2017	C	1,243,979
1,370,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015		01/01/2014	C	1,317,885
3,650,000	Albany, NY IDA (Charitable Leadership)	5.500	07/01/2011		07/13/2010	C	3,612,916
8,810,000	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	[3]	04/20/2016	C	7,711,393
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021		04/20/2014	A	2,785,898
1,165,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018		07/16/2014	C	1,083,217
2,015,000	Albany, NY IDA (Hampton Plaza)[1]	6.250	03/15/2018		03/15/2010	A	2,017,156
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022		11/15/2017	A	3,132,840
100,000	Albany, NY Municipal Water Finance Authority[2]	5.000	12/01/2011		06/01/2010	A	100,295
1,935,000	Albany, NY Municipal Water Finance Authority[2]	5.250	12/01/2017		06/01/2010	A	1,940,882
1,335,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2018		06/01/2010	A	1,338,418
200,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2019		06/01/2010	A	200,512
2,915,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2020		06/01/2010	A	2,922,462
440,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2021		06/01/2010	A	441,126
3,235,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2022		06/01/2010	A	3,242,926
2,590,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2023		06/01/2010	A	2,590,803
2,010,000	Albany, NY Parking Authority[1]	5.625	07/15/2020	[3]	07/15/2012	A	2,061,356
445,000	Albany, NY Parking Authority[1]	5.625	07/15/2025	[3]	07/15/2012	A	452,285
140,000	Allegany County, NY IDA (Houghton College)[2]	5.000	01/15/2010		01/15/2010		140,162
4,380,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2018		01/15/2010	A	4,383,241
5,730,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2024		01/15/2011	A	5,731,604
685,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	4.875	01/01/2013	[3]	01/21/2011	C	696,515
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2016		04/01/2016		482,390
720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2017	[3]	04/01/2017		700,409
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018		03/01/2013	A	824,394
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020		03/01/2013	A	916,132
500,000	Bethlehem, NY Water System[1]	5.500	03/01/2022		03/01/2013	A	505,365
F1  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$460,000	Brookhaven, NY IDA (Alternatives for Children)[1]	7.000%	02/01/2013		03/22/2011	C	$464,825
615,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012		11/01/2012		622,681
795,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018		10/15/2014	C	700,689
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017		07/15/2017		2,437,809
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018		07/15/2018		1,456,434
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019		07/15/2019		1,402,208
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020		07/15/2020		1,539,060
645,000	Broome County, NY COP[1]	5.250	04/01/2022	[3]	04/01/2010	A	646,877
10,000	Broome County, NY GO1	5.400	04/15/2011		04/01/2010	A	10,129
730,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015		12/14/2013	C	684,397
4,615,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.250	08/01/2023		08/01/2010	A	4,630,137
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	09/15/2013		09/15/2010	A	50,176
3,790,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021		12/22/2015	C	3,783,974
765,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012		07/01/2010	A	770,363
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016		07/01/2010	A	1,081,676
3,795,000	Chautauqua County, NY Tobacco Asset Securitization Corp.1	6.500	07/01/2024		07/01/2012	A	3,836,707
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.1	6.750	07/01/2040		07/01/2012	A	18,209,395
2,395,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044		01/20/2015	A	2,476,957
45,000	Clifton Park, NY Water Authority[1]	5.000	10/01/2029		10/01/2011	A	45,509
4,435,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024	[3]	07/01/2013	A	4,459,437
50,000	Cortland, NY GO1	5.625	05/01/2010		05/01/2010		50,840
10,000	Deerfield, NY GO	5.250	06/15/2010		06/15/2010		10,142
10,000	Deerfield, NY GO	5.250	06/15/2011		06/15/2011		10,406
10,000	Deerfield, NY GO	5.250	06/15/2012		06/15/2012		10,619
10,000	Deerfield, NY GO	5.250	06/15/2013		06/15/2013		10,769
10,000	Deerfield, NY GO	5.500	06/15/2014		06/15/2014		10,885
10,000	Deerfield, NY GO	5.500	06/15/2015		06/15/2015		10,818
10,000	Deerfield, NY GO	5.500	06/15/2016		06/15/2016		10,732
10,000	Deerfield, NY GO	5.500	06/15/2017		06/15/2016	A	10,578
10,000	Deerfield, NY GO	5.500	06/15/2018		06/15/2016	A	10,406
F2  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$15,000	Deerfield, NY GO	5.500%	06/15/2019		06/15/2016	A	$15,426
15,000	Deerfield, NY GO	5.500	06/15/2020		06/15/2016	A	15,361
5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150	07/01/2017		07/01/2013	A	5,391,964
4,095,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.950	08/01/2027		08/01/2010	A	4,096,843
3,600,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	[3]	05/02/2013	C	3,486,636
210,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021		04/01/2010	A	215,252
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028		05/01/2014	A	62,666,014
20,000,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024		05/01/2010	A	20,321,600
1,300,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025		05/01/2014	A	1,385,358
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026		05/01/2014	A	6,905,535
1,095,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013		03/17/2011	C	1,120,349
105,000	Erie County, NY IDA (Medaille College)	7.250	11/01/2010		07/15/2010	B	105,801
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020		03/15/2013	A	395,911
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031		03/22/2017	C	24,906,807
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038		08/15/2020	C	7,832,955
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023		11/15/2011	A	252,293
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/25/2013	C	653,175
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/24/2013	C	511,180
50,000	Gloversville, NY GO1	5.800	03/15/2015		09/15/2010	A	50,505
465,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018		11/01/2010	A	467,916
75,000	Hempstead Village, NY GO1	5.000	09/15/2017		09/15/2016	A	81,137
500,000	Hempstead Village, NY GO1	5.000	07/01/2018		07/01/2014	A	514,180
75,000	Hempstead Village, NY GO1	5.000	09/15/2018		09/15/2016	A	79,736
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019		07/01/2014	A	1,220,561
75,000	Hempstead Village, NY GO1	5.000	09/15/2019		09/15/2016	A	79,044
75,000	Hempstead Village, NY GO1	5.000	09/15/2020		09/15/2016	A	78,484
75,000	Hempstead Village, NY GO1	5.000	09/15/2021		09/15/2016	A	78,052
75,000	Hempstead Village, NY GO1	5.000	09/15/2022		09/15/2016	A	77,760
75,000	Hempstead Village, NY GO1	5.000	09/15/2023		09/15/2016	A	77,276
F3  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750%	06/01/2022	[3]	06/01/2012	A	$1,762,730
1,350,000	Hempstead, NY IDA (Hofstra University)[1]	5.800	07/01/2015		10/01/2010	A	1,383,507
2,615,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017		08/10/2013	C	2,294,506
175,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.500	11/01/2010		05/01/2010	C	174,543
900,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.500	11/01/2011		11/01/2011		888,831
620,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018		09/03/2015	C	566,556
60,000	Herkimer County, NY GO1	5.000	09/15/2012		04/01/2010	A	64,955
40,000	Herkimer County, NY GO1	5.000	09/15/2012		09/15/2010	A	40,340
130,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	5.850	11/01/2010		11/01/2010		131,145
760,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011		09/01/2010	A	763,443
30,000	Highland Falls, NY Sewer System[1]	5.100	12/01/2011		06/01/2010	A	30,539
2,865,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	2,644,166
335,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	309,178
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017		07/01/2015	A	3,198,762
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019		07/01/2015	A	1,238,944
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020		07/01/2014	A	1,155,737
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021		07/01/2014	A	1,377,344
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023		07/01/2014	A	1,042,990
250,000	Jamestown, NY GO	5.000	08/01/2024		08/01/2014	A	257,410
250,000	Jamestown, NY GO	5.000	08/01/2025		08/01/2014	A	257,075
540,000	Jamestown, NY Hsg. Authority[1]	6.125	07/01/2010		02/01/2010	C	535,907
4,000,000	Kenmore, NY Hsg. Authority (SUNY at Buffalo)[1]	5.500	08/01/2024		08/01/2011	A	4,020,840
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022		05/25/2019	C	1,931,186
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030		04/22/2027	C	857,308
70,000	Livonia, NY GO1	5.000	06/15/2020		06/15/2017	A	73,287
75,000	Livonia, NY GO1	5.000	06/15/2021		06/15/2017	A	77,891
80,000	Livonia, NY GO1	5.000	06/15/2022		06/15/2017	A	82,487
85,000	Livonia, NY GO1	5.000	06/15/2023		06/15/2017	A	87,426
90,000	Livonia, NY GO1	5.000	06/15/2024		06/15/2017	A	92,420
75,000	Livonia, NY GO1	5.000	06/15/2025		06/15/2017	A	76,736
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016		05/01/2010	A	35,253
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022		08/11/2019	C	2,055,480
2,260,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500	02/01/2016		02/01/2013	A	2,294,307
F4  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$80,000	Medina, NY Hsg. Corp.	8.250%	08/15/2011	[3]	09/03/2010	C	$79,625
60,000	Monroe County, NY Airport Authority (Greater Rochester International)[1]	5.750	01/01/2012		01/01/2012		62,941
1,065,000	Monroe County, NY COP[1]	8.050	01/01/2011	[3]	01/14/2010	C	1,057,726
5,000	Monroe County, NY GO1	5.000	06/01/2017		06/01/2010	A	5,005
105,000	Monroe County, NY GO1	5.350	03/01/2012		09/01/2010	A	105,335
25,000	Monroe County, NY GO1	5.750	06/01/2015		06/01/2010	A	25,053
770,000	Monroe County, NY IDA (Canal Ponds)[1]	7.000	06/15/2013	[3]	06/15/2010	A	781,658
550,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	6.450	02/01/2014	[3]	02/01/2010	A	552,580
2,570,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	6.500	02/01/2024	[3]	02/01/2010	A	2,574,472
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012		08/01/2012		606,581
225,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021		10/01/2012	A	227,216
25,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.000	04/01/2010		04/01/2010		25,046
880,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020		02/01/2012	A	889,530
280,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016		10/26/2012	C	240,806
1,425,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014		05/29/2011	C	1,265,942
30,000	Monroe County, NY Water Authority[2]	5.250	08/01/2011		08/15/2010	A	30,113
285,000	Monroe, NY Newpower Corp.[1]	4.500	01/01/2011		10/01/2010	C	282,643
155,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012		10/01/2011	C	152,280
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013		10/01/2012	C	402,960
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024		07/30/2020	C	7,113,366
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023		12/01/2015	A	285,785
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023		12/01/2015	A	985,111
4,410,000	Mount Vernon, NY IDA (Section 8), Series A1	5.250	12/01/2014	[3]	06/01/2010	A	4,517,031
50,000	Municipal Assistance Corp. for Troy, NY2	5.000	01/15/2016		01/15/2010	A	50,160
300,000	Nassau County, NY Bridge Authority[1]	5.250	10/01/2026		04/01/2010	A	300,090
305,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022		09/14/2016	C	270,410
520,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019		04/02/2017	C	479,040
365,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	10/01/2016		09/16/2013	B	365,964
360,000	Nassau County, NY IDA (ALIA-ACLD)[1]	5.750	09/01/2011		06/03/2010	C	357,332
540,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	10/01/2016		09/07/2013	B	541,426
420,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	10/01/2016		09/06/2013	B	421,109
90,000	Nassau County, NY IDA (ALIA-FREE)	7.000	10/01/2016		09/25/2013	B	90,238
380,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	10/01/2016		09/09/2013	B	381,003
1,900,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022		09/14/2016	C	1,684,521
1,475,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019		12/27/2016	C	1,358,814
F5  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$210,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950%	11/01/2022		08/23/2016	C	$186,184
625,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000	12/01/2019		11/17/2016	C	575,494
285,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017		08/21/2013	C	267,589
230,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022		09/04/2016	C	203,916
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022		09/23/2016	C	451,570
110,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017		08/08/2013	C	103,280
430,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019		12/23/2016	C	395,940
120,000	Nassau County, NY IDA, Series C	6.000	12/01/2019		12/22/2016	C	110,495
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026		12/03/2017	C	19,555,200
120,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/26/2011	B	134,045
125,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	139,818
125,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	139,818
185,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/22/2011	B	207,322
6,475,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019		07/01/2011	A	6,566,945
15,000	New Windsor, NY GO1	5.300	05/01/2010		05/01/2010		15,243
1,170,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	[3]	02/01/2010	A	1,171,591
1,000,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032		08/01/2010	A	1,000,260
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024		11/15/2015	D	145,250
12,925,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)[1]	5.500	11/01/2035		01/03/2025	C	9,127,894
1,160,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018		04/03/2016	C	1,086,096
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2025		11/15/2012	D	7,740,933
9,510,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024		11/15/2024		9,387,797
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024		11/15/2014	D	12,383,766
175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2019		05/15/2011	C	168,662
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020		05/15/2012	C	88,460
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022		05/15/2011	A	1,175,752
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034		12/15/2023	C	1,071,994
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040		06/04/2028	C	898,213
F6  |  LIMITED TERM NEW YORK MUNICIPAL FUND

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*		Value

New York Continued
$11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750%		05/15/2029	[3]	05/15/2011	A	$12,047,298
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750		05/15/2021		05/15/2011	A	20,006
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034		07/15/2015	A	1,008,990
20,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2012		04/01/2010	A	20,249
150,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2013		04/01/2010	A	150,674
25,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2010		04/01/2010		25,204
8,330,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	[3]	04/01/2011	A	8,348,576
210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2019		04/01/2011	A	212,270
1,205,000	North Babylon, NY Volunteer Fire Company[1]	5.750		08/01/2022		08/01/2010	A	1,205,362
25,000	North Hempstead, NY GO1	5.375		05/15/2016		05/15/2010	A	25,423
930,000	NY Capital District Youth Center[1]	6.000		02/01/2017		02/01/2010	A	932,018
600,000	NY Carnegie Redevel. Corp.[2]	6.500		09/01/2011		05/17/2010	C	573,954
65,000	NY Counties Tobacco Trust I1	5.875		06/01/2014		06/01/2011	A	65,070
4,670,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	[3]	06/01/2010	A	4,699,795
4,360,000	NY Counties Tobacco Trust I1	6.500		06/01/2035		05/19/2032	C	4,338,200
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	[3]	08/02/2039	C	3,286,038
16,200,000	NY Counties Tobacco Trust II (TASC)[1]	5.250		06/01/2025		12/17/2011	C	15,394,212
150,000	NY Counties Tobacco Trust II (TASC)[1]	5.500		06/01/2011		06/01/2011		149,619
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035		06/04/2018	C	763,138
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2013		06/01/2012	A	1,056,097
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2014		06/01/2014		1,920,380
750,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043		09/02/2025	C	660,308
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2015		06/01/2012	A	2,125,470
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2016		06/01/2012	A	2,330,839
5,065,000	NY Counties Tobacco Trust III[1]	5.000		06/01/2027		06/01/2010	B	5,053,097
4,980,000	NY Counties Tobacco Trust III[1]	5.750		06/01/2033		09/26/2012	C	4,681,399
16,575,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043		04/03/2018	C	15,146,069
3,355,000	NY Counties Tobacco Trust IV1	4.250		06/01/2021		03/14/2012	C	3,244,855
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000	[4]	06/01/2041		08/03/2019	C	35,524,608
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750		06/01/2026		05/18/2014	C	4,048,067
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650	[5]	06/01/2041		07/02/2019	C	1,045,248
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000		01/01/2022		01/01/2014	A	532,170
25,000	NY MTA Commuter Facilities (Grand Central Terminal)[2]	5.400		07/01/2011		10/01/2010	A	25,074
F7  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$85,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.500%	07/01/2012		10/01/2010	A	$85,251
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	[3]	10/01/2010	A	26,142
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017		10/01/2010	B	5,017
50,000	NY MTA Commuter Facilities, Series B1	5.125	07/01/2024		10/01/2010	A	50,178
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016		10/01/2010	A	5,197
20,250,000	NY MTA Service Contract, Series A1	5.125	01/01/2029		07/01/2012	A	20,632,320
35,350,000	NY MTA Service Contract, Series A1	5.750	07/01/2031		07/01/2012	A	37,333,489
33,290,000	NY MTA Service Contract, Series B1	5.250	01/01/2031		07/01/2012	A	33,921,511
53,800,000	NY MTA, Series A1	5.000	11/15/2025		11/15/2012	A	55,538,816
9,175,000	NY MTA, Series A1	5.125	11/15/2031		11/15/2012	A	9,300,239
50,000	NY MTA, Series E1	5.500	11/15/2021		11/15/2012	A	52,761
50,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950	08/01/2027		02/01/2010	A	50,042
4,155,000	NY Newark-Wayne Community Hospital[1]	5.875	01/15/2033		01/15/2010	A	4,304,123
1,080,000	NY Newark-Wayne Community Hospital[1]	7.600	09/01/2015		03/01/2010	A	1,080,065
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021		03/11/2019	C	49,462
3,895,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	[3]	02/01/2013	A	3,965,266
5,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016		06/14/2015	C	4,694,050
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020		06/01/2013	A	528,675
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021		06/01/2013	A	2,342,411
130,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2014		06/01/2010	A	130,885
8,250,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2015		06/01/2010	A	8,369,048
11,900,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2016		06/01/2010	A	12,049,702
5,020,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2017		06/01/2011	A	5,212,768
21,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018		06/01/2012	A	22,225,140
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019		06/01/2013	A	21,938,485
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020		06/01/2013	A	11,711,480
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021		06/01/2013	A	19,550,022
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024		10/01/2010	A	40,139
170,680,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022		10/09/2011	B	163,409,032
F8  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000%	06/01/2026		06/28/2016	C	$82,369,560
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034		04/20/2020	C	12,128,809
430,000	NY TSASC, Inc. (TFABs)[1]	5.250	07/15/2011		07/15/2011		461,244
180,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022		05/20/2015	A	190,215
5,000	NYC GO1	5.000	08/01/2015		02/01/2010	A	5,042
5,000	NYC GO1	5.000	08/01/2018		02/01/2010	A	5,006
425,000	NYC GO1	5.000	08/01/2020		08/01/2014	A	450,530
110,000	NYC GO1	5.000	08/01/2022		02/01/2011	A	111,163
10,000	NYC GO1	5.000	08/01/2022		08/01/2010	A	10,057
500,000	NYC GO1	5.000	08/01/2022		08/01/2015	A	526,545
15,000	NYC GO1	5.000	08/01/2022		08/01/2010	A	15,082
45,000	NYC GO1	5.000	08/01/2022		08/01/2010	A	45,258
5,000	NYC GO1	5.000	08/01/2022		08/01/2010	A	5,029
40,000	NYC GO1	5.000	09/15/2022		09/15/2013	A	41,376
29,000,000	NYC GO6	5.000	06/01/2023		06/01/2015	A	30,341,395
250,000	NYC GO1	5.000	08/01/2023		08/01/2010	A	251,363
615,000	NYC GO1	5.000	08/01/2023		08/01/2015	A	644,225
20,000	NYC GO1	5.000	08/01/2023		02/01/2010	A	20,015
10,000,000	NYC GO6	5.000	08/15/2023		02/15/2013	A	10,508,454
11,340,000	NYC GO6	5.000	12/01/2023		02/15/2013	A	11,949,941
5,000,000	NYC GO1	5.000	08/01/2024		08/01/2016	A	5,266,000
3,650,000	NYC GO1	5.000	12/01/2024		12/01/2014	A	3,841,297
50,000	NYC GO1	5.000	03/15/2029		03/15/2011	A	50,398
35,000	NYC GO1	5.000	03/15/2029		03/15/2011	A	35,279
10,000	NYC GO1	5.000	04/15/2029		04/15/2011	A	10,126
10,000,000	NYC GO6	5.000	04/01/2030		10/01/2025	D	10,308,717
5,000	NYC GO1	5.125	08/01/2011		02/01/2010	A	5,018
10,000	NYC GO1	5.125	08/01/2018		02/01/2010	A	10,084
2,860,000	NYC GO1	5.125	08/01/2022		02/01/2010	A	2,862,517
5,000	NYC GO1	5.125	03/15/2025		03/15/2012	A	5,104
10,000	NYC GO1	5.125	08/01/2025		08/01/2010	A	10,055
125,000	NYC GO1	5.125	08/01/2025		08/01/2010	A	125,705
190,000	NYC GO1	5.125	08/01/2025		08/01/2010	A	191,072
10,000	NYC GO1	5.125	05/15/2029		05/15/2011	A	10,127
50,000	NYC GO1	5.250	08/01/2011		02/01/2010	A	50,189
25,000	NYC GO1	5.250	05/01/2012		05/01/2010	A	25,367
5,000	NYC GO2	5.250	08/01/2012		02/01/2010	A	5,018
5,000	NYC GO2	5.250	08/01/2014		02/01/2010	A	5,018
5,000	NYC GO2	5.250	08/01/2015		02/01/2010	A	5,018
10,000	NYC GO1	5.250	05/01/2021		05/01/2010	A	10,058
5,000	NYC GO1	5.250	11/15/2021	[3]	05/15/2010	A	5,005
F9  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$5,000	NYC GO1	5.250%	01/15/2023		01/15/2013	A	$5,651
20,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	20,697
1,000,000	NYC GO1	5.250	08/15/2024		08/15/2014	A	1,060,460
140,000	NYC GO1	5.250	06/01/2027		06/01/2012	A	143,373
220,000	NYC GO1	5.250	01/15/2028		01/15/2013	A	226,395
180,000	NYC GO1	5.250	01/15/2033		01/15/2013	A	184,237
5,000	NYC GO1	5.300	08/01/2024		08/01/2010	A	5,030
70,000	NYC GO1	5.300	01/15/2026		01/15/2013	A	72,287
5,000	NYC GO2	5.375	08/01/2015		02/01/2010	A	5,043
5,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	5,199
45,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	46,679
50,000	NYC GO1	5.375	03/01/2027		03/01/2013	A	51,752
5,000	NYC GO1	5.375	08/01/2027		08/01/2010	A	5,030
10,000,000	NYC GO1	5.500	04/01/2022		04/01/2019	A	11,174,200
90,000	NYC GO1	5.500	08/01/2022		02/01/2010	A	90,108
70,000	NYC GO1	5.500	08/01/2022		08/01/2010	A	70,084
810,000	NYC GO1	5.500	06/01/2023		06/01/2013	A	847,884
1,630,000	NYC GO1	5.500	05/15/2024	[3]	05/15/2012	A	1,654,499
20,000	NYC GO1	5.500	02/15/2026		08/15/2010	A	20,021
50,000	NYC GO1	5.500	02/15/2026		08/15/2010	A	50,051
850,000	NYC GO1	5.500	06/01/2028		06/01/2012	A	874,914
100,000	NYC GO1	5.500	11/15/2037		05/15/2010	A	100,077
15,000	NYC GO1	5.600	12/01/2010		06/01/2010	A	15,324
30,000	NYC GO1	5.600	12/01/2013		06/01/2010	A	30,587
95,000	NYC GO1	5.625	10/01/2020		04/01/2010	A	95,172
220,000	NYC GO1	5.700	08/15/2010		08/15/2010		220,999
10,000	NYC GO1	5.750	05/15/2012		05/15/2010	A	10,043
10,000	NYC GO2	5.750	05/15/2012		05/15/2010	A	10,041
570,000	NYC GO1	5.750	03/01/2018		03/01/2013	A	629,195
500,000	NYC GO1	5.750	08/01/2018		08/01/2012	A	545,540
310,000	NYC GO1	5.750	08/01/2018		08/01/2012	A	338,235
20,000	NYC GO1	5.875	08/01/2015		02/01/2010	A	20,084
4,155,000	NYC GO1	5.875	06/01/2019		06/01/2012	A	4,357,515
5,450,000	NYC GO1	5.875	08/01/2019		08/01/2012	A	5,959,085
60,000	NYC GO2	6.000	05/15/2011		05/15/2010	A	60,266
5,000	NYC GO2	6.000	02/01/2012		02/01/2010	A	5,022
5,000	NYC GO2	6.000	08/01/2017		02/01/2010	A	5,022
10,000	NYC GO1	6.000	05/15/2018		05/15/2010	A	10,292
5,000	NYC GO1	6.000	02/01/2022		02/01/2010	A	5,021
15,000	NYC GO1	6.000	05/15/2022		05/15/2010	A	15,258
35,000	NYC GO1	6.000	02/15/2024		08/01/2010	A	35,054
F10  |  LIMITED TERM NEW YORK MUNICIPAL FUND

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*		Value

New York Continued
$590,000	NYC GO1	6.350%		05/15/2014		05/15/2010	A	$595,729
1,130,000	NYC GO1	6.500		05/15/2017		05/15/2010	A	1,165,053
5,000	NYC GO1	7.000		12/01/2010		06/01/2010	A	5,131
5,000	NYC GO1	7.000		02/01/2011		02/01/2010	A	5,028
80,000	NYC GO1	7.000		02/01/2012		02/01/2010	A	80,421
5,000	NYC GO1	7.000		02/01/2018		02/01/2010	A	5,026
45,000	NYC GO1	7.750		08/15/2027		02/15/2010	A	45,245
450,000	NYC GO RIBS	9.720	[7]	09/01/2011		02/01/2010	A	454,028
460,000	NYC HDC (Barclay Avenue)[2]	6.450		04/01/2017		04/01/2010	A	460,580
268,563	NYC HDC (Bay Towers)[2]	6.500		08/15/2017		01/15/2010	A	269,114
2,244,391	NYC HDC (East Midtown Plaza)[2]	6.500		11/15/2018		01/15/2010	A	2,251,999
1,145,266	NYC HDC (Keith Plaza)[2]	6.500		02/15/2018		01/15/2010	A	1,149,149
241,044	NYC HDC (Kingsbridge Arms)[2]	6.500		08/15/2017		01/15/2010	A	241,557
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023		11/01/2012	A	569,260
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100		11/01/2027		05/01/2017	A	518,409
400,000	NYC HDC (Multifamily Hsg.)[1]	5.600		11/01/2019		11/01/2010	A	403,140
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375		11/01/2023		05/01/2012	A	911,826
255,000	NYC HDC (Multifamily Hsg.), Series E1	6.250		05/01/2036		11/01/2010	A	256,969
50,000	NYC HDC (The Animal Medical Center)[1]	5.500		12/01/2033		12/01/2010	A	50,095
185,000	NYC HDC, Series A1	5.000		07/01/2010		07/01/2010		189,209
13,000,000	NYC HDC, Series A1	5.000		07/01/2025		07/01/2015	A	13,480,220
2,215,000	NYC HDC, Series C1	5.000		11/01/2026		07/16/2022	C	2,211,589
23,500,000	NYC Health & Hospital Corp.[1]	5.000		02/15/2020		02/15/2010	A	23,517,860
27,750,000	NYC Health & Hospital Corp.[1]	5.250		02/15/2017	[3]	02/15/2010	A	27,796,343
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500		07/01/2028		09/16/2023	C	6,752,490
9,185,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000		07/01/2015		03/09/2013	C	8,432,657
2,380,000	NYC IDA (Beth Abraham Health Services)[1]	6.000		02/15/2013		12/10/2010	C	2,427,600
515,000	NYC IDA (Beth Abraham Health Services)[1]	6.000		11/15/2013		06/28/2010	C	527,535
245,000	NYC IDA (Beth Abraham Health Services)	6.000		11/15/2013		10/04/2010	C	250,963
645,000	NYC IDA (Calhoun School)[1]	6.250		12/01/2016		11/22/2012	C	631,823
4,450,000	NYC IDA (Calhoun School)[1]	6.250		12/01/2017		12/06/2013	C	4,330,295
500,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250		11/01/2016		03/25/2013	C	481,865
7,015,000	NYC IDA (Chapin School)[1]	4.800		11/01/2018		09/21/2014	C	6,074,429
615,000	NYC IDA (Comprehensive Care Management)[1]	5.625		11/01/2015		11/01/2014	A	620,886
470,000	NYC IDA (Comprehensive Care Management)[1]	5.625		11/01/2015		11/01/2014	A	474,498
2,280,000	NYC IDA (Comprehensive Care Management)[1]	5.750		08/01/2018		12/04/2014	C	2,127,354
2,385,000	NYC IDA (Comprehensive Care Management)[1]	5.750		11/01/2018		12/04/2014	C	2,221,938
2,485,000	NYC IDA (Comprehensive Care Management)[1]	5.750		05/01/2019		12/03/2015	C	2,278,994
595,000	NYC IDA (Family Support Systems)[1]	6.500		11/01/2014		02/02/2012	C	589,615
3,340,000	NYC IDA (Gateway School of New York)[1]	5.300		06/01/2019		05/01/2015	C	3,070,395
F11  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$740,000	NYC IDA (Global Country World Peace)[1]	6.250%	11/01/2015	01/19/2013	C	$643,645
695,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2025	12/20/2012	C	604,504
870,000	NYC IDA (Gourmet Boutique)[1]	5.250	05/01/2013	08/21/2010	C	782,965
1,465,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/29/2012	C	1,331,377
500,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	05/04/2015	C	464,640
26,985,000	NYC IDA (Japan Airlines)[1]	6.000	11/01/2015	05/01/2010	A	27,048,145
16,350,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	08/01/2012		16,480,146
21,375,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	03/01/2015		21,131,111
5,000,000	NYC IDA (Liberty-7 World Trade Center)[2]	6.500	03/01/2035	09/13/2027	C	4,671,950
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,058,260
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	12/01/2012	A	2,533,556
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	771,617
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	3,030,941
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,089,020
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	12/01/2012	A	3,338,496
650,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	12/24/2012	C	590,714
3,490,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	03/18/2013	C	3,259,416
1,860,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	10/05/2014	C	1,699,333
380,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	09/13/2014	C	347,176
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	09/01/2012	A	253,945
1,270,000	NYC IDA (Metro Biofuels)[1]	5.500	11/01/2013	12/12/2011	C	1,172,782
1,800,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	03/14/2018	C	1,689,066
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	11/01/2010	A	4,631,950
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	10/01/2010	A	5,891,393
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2017	A	250,440
1,020,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	12/14/2013	C	971,825
325,000	NYC IDA (Rockefeller Foundation)[1]	5.375	07/01/2023	10/01/2010	A	325,488
3,250,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	06/01/2019	C	3,139,403
1,000,000	NYC IDA (Royal Charter NY Presbyterian)[1]	5.750	12/15/2029	12/15/2011	A	1,062,800
4,100,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	11/01/2011	A	4,192,906
500,000	NYC IDA (Services for the Underserved/Young Adult Institute Obligated Group)[1]	4.350	07/01/2011	07/01/2011		486,805
560,000	NYC IDA (Showman Fabricators)[1]	7.125	11/01/2013	03/24/2011	C	511,336
100,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	04/08/2012	C	96,378
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/12/2021	C	174,204
955,000	NYC IDA (Stallion)[1]	5.000	11/01/2016	11/03/2013	C	799,431
F12  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$480,000	NYC IDA (Stallion)[1]	5.500%	11/01/2017		11/01/2017		$411,701
1,170,000	NYC IDA (Studio School)[1]	6.250	11/01/2018		11/12/2016	C	1,107,335
5,855,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017		01/01/2016	D	6,069,586
6,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018		01/01/2016	D	6,160,140
11,670,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019		01/01/2016	D	11,914,720
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020		01/01/2016	D	15,501,726
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021		01/01/2016	D	9,889,133
48,390,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2024		01/01/2016	D	48,684,211
960,000	NYC IDA (The Child School)[1]	7.000	06/01/2013		12/26/2010	C	971,040
7,285,000	NYC IDA (Unicef)[1]	5.050	11/01/2018		09/30/2014	C	6,671,530
1,000,000	NYC IDA (United Nations School)[1]	6.350	12/01/2015		06/01/2010	A	1,002,650
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250	03/01/2023		03/01/2013	A	1,013,890
725,000	NYC IDA (Urban Resource Institute)[1]	6.500	11/01/2013		04/09/2011	C	707,462
830,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2016		09/15/2013	C	777,727
2,525,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2016		10/21/2012	C	2,365,976
5,400,000	NYC IDA (Visy Paper)[1]	7.800	01/01/2016		11/02/2012	C	5,149,494
765,000	NYC IDA (Vocational Instruction)[8]	7.250	02/01/2013		10/21/2010	C	623,177
4,880,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350	11/01/2017		10/02/2013	C	4,394,782
5,055,000	NYC IDA (YMCA of Greater New York)[1]	5.250	08/01/2021		02/01/2011	A	5,094,985
5,905,000	NYC IDA (YMCA of Greater New York)[1]	5.800	08/01/2016	[3]	10/01/2010	A	5,914,389
200,000	NYC IDA (Zeluck, Inc.)	6.250	11/01/2011		11/01/2011		200,022
140,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029		06/15/2010	A	141,267
50,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2013	[3]	06/15/2010	A	53,734
10,000	NYC Transitional Finance Authority[1]	5.000	05/01/2026	[3]	05/01/2010	A	10,037
3,880,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000	07/01/2022	[3]	03/01/2020	C	3,116,416
2,720,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125	07/01/2030	[3]	04/03/2027	C	2,131,365
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125	07/01/2031		07/01/2012	A	253,933
935,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500	01/01/2021		10/01/2010	A	937,908
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500	02/01/2041	[3]	02/01/2013	A	255,518
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016		02/15/2010	A	25,059
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017		08/15/2010	A	65,142
60,000	NYS DA (Brooklyn Hospital Center)[1]	5.100	02/01/2019		02/01/2011	A	60,458
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022		07/01/2022		1,270,490
1,120,000	NYS DA (Catskill Regional Medical Center)	5.250	02/15/2023		02/15/2015	A	1,181,029
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	[3]	10/01/2010	A	1,368,374
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026		07/01/2010	A	3,309,345
65,000	NYS DA (City University)[1]	5.000	07/01/2026		07/01/2010	A	65,140
F13  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$145,000	NYS DA (City University)[1]	5.250%	07/01/2025		07/01/2010	A	$145,547
10,000,000	NYS DA (City University)[1]	5.250	07/01/2025		10/01/2010	A	10,037,700
20,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022		07/01/2011	A	20,080
25,000	NYS DA (D’Youville College)	4.700	07/01/2012		07/01/2011	A	26,102
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021		07/01/2014	A	365,677
10,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2024		07/01/2010	A	10,033
35,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028		07/01/2010	A	35,174
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023		07/01/2014	A	914,971
1,345,000	NYS DA (Dept. of Health)[1]	5.500	07/01/2021		10/01/2010	A	1,346,547
240,000	NYS DA (Dept. of Mental Hygiene)[1]	5.000	02/15/2023		08/15/2010	A	241,243
2,525,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024		08/15/2014	A	2,622,793
140,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015		02/01/2010	A	140,304
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025		02/01/2010	A	150,143
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	[3]	08/01/2010	A	175,119
50,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.500	07/01/2010	[3]	07/01/2010		50,162
785,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017		10/01/2010	A	787,261
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028		07/01/2010	A	30,079
3,835,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	[3]	10/01/2010	A	3,837,263
10,055,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	[3]	10/01/2010	A	10,064,954
40,000	NYS DA (German Masonic Home)[1]	5.950	08/01/2026	[3]	02/01/2010	A	40,056
165,000	NYS DA (German Masonic Home)[1]	6.000	08/01/2036		02/01/2010	A	165,198
15,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018		07/01/2010	A	15,190
1,000,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014		10/01/2010	A	1,011,720
5,000	NYS DA (Hamilton College)[2]	5.125	07/01/2016		10/01/2010	A	5,059
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019		11/15/2011	A	1,016,650
10,565,000	NYS DA (Hospital)[6]	6.450	08/15/2024		08/15/2012	A	11,192,764
2,050,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625	07/01/2022		01/01/2010	A	2,051,907
35,000	NYS DA (John T. Mather Memorial Hospital)	5.250	07/01/2015		10/01/2010	A	35,010
170,000	NYS DA (John T. Mather Memorial Hospital)	5.375	07/01/2019		11/02/2017	C	169,437
1,645,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025		02/27/2023	C	1,608,744
15,210,000	NYS DA (Kaleida Health)[6]	5.050	02/15/2025		02/15/2014	A	15,845,663
965,000	NYS DA (L.I. University)[2]	5.125	09/01/2010		09/01/2010		985,362
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028		10/08/2026	C	987,849
725,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2018		10/01/2010	A	726,617
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023		07/01/2014	A	1,155,759
10,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2016		07/01/2016		9,646
F14  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$2,000,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750%	07/01/2017		07/01/2017		$1,901,820
450,000	NYS DA (Long Beach Medical Center)[1]	5.550	08/01/2015		02/01/2010	A	450,387
100,000	NYS DA (Manhattan College)	5.500	07/01/2019		07/01/2013	A	101,788
110,000	NYS DA (March of Dimes)[2]	5.600	07/01/2012		10/01/2010	A	110,352
3,865,000	NYS DA (Marymount Manhattan College)[1]	6.250	07/01/2029		07/01/2010	A	3,918,762
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023		08/15/2013	A	640,258
225,000	NYS DA (Menorah Campus)[1]	6.100	02/01/2037		02/01/2010	A	225,286
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023		02/15/2014	A	235,058
850,000	NYS DA (Millard Fillmore Hospital)[1]	5.375	02/01/2017		02/01/2010	A	851,267
5,410,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	[3]	07/01/2012	A	5,543,952
100,000	NYS DA (Montefiore Medical Center)	5.000	02/01/2028		02/01/2015	A	100,174
25,000	NYS DA (Mount Sinai Hospital/NYU Hospitals Center/ Hospital for Joint Diseases Orthopedic Institute Obligated Group)[1]	6.000	07/01/2011		07/01/2010	A	25,687
75,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2015		10/01/2010	A	75,086
80,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2016		01/01/2010	A	80,062
1,125,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2021		10/01/2010	A	1,126,024
4,000,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.000	07/01/2013		10/01/2010	A	4,007,440
12,850,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.500	07/01/2026		07/01/2010	A	12,857,967
40,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.000	07/01/2013		07/01/2011	A	41,012
34,800,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.500	07/01/2025		07/01/2011	A	35,442,408
7,710,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2015		07/01/2010	A	7,905,680
9,095,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2016		07/01/2010	A	9,318,464
35,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2018		07/01/2011	A	35,806
3,665,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2019		07/01/2011	A	3,746,986
7,950,000	NYS DA (Mt. Sinai/NYU Health)[1]	5.500	07/01/2026		07/01/2010	A	7,954,929
295,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.000	07/01/2010		07/01/2010		301,050
200,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.100	07/01/2012		07/01/2010	A	205,338
7,205,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.500	07/01/2017		07/01/2010	A	7,372,228
6,400,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.750	07/01/2020		07/01/2011	A	6,542,592
40,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2016		05/15/2010	A	40,133
350,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2017		05/15/2010	A	351,166
360,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2024		05/15/2010	A	360,450
10,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	02/01/2019		02/01/2010	A	10,253
50,000	NYS DA (New York Downtown Hospital)[1]	5.100	02/15/2012		02/15/2010	A	50,226
F15  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$30,000	NYS DA (New York Downtown Hospital)[1]	5.300%	02/15/2020		02/15/2010	A	$30,044
20,000	NYS DA (New York Hospital Medical Center of Queens)[1]	5.450	08/15/2019		08/15/2011	A	20,226
100,000	NYS DA (New York Medical College)[2]	5.000	07/01/2021		07/01/2010	A	100,769
1,000,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024		03/02/2022	C	908,210
4,200,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019		02/15/2013	A	4,449,312
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020		02/15/2013	A	3,965,475
35,000	NYS DA (North Shore University Hospital)[1]	5.000	11/01/2023		06/22/2021	C	34,687
1,075,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018		10/01/2010	A	1,079,537
5,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.000	11/01/2023		11/01/2023		4,955
10,485,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.200	11/01/2017		11/01/2010	A	10,542,563
200,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.250	11/01/2019		05/01/2010	A	200,794
1,400,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024		01/27/2018	C	1,384,614
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027		07/01/2019	A	15,676,554
2,000,000	NYS DA (Park Ridge Hsg.)[1]	6.375	08/01/2020	[3]	08/01/2010	A	2,043,080
1,595,000	NYS DA (Park Ridge Hsg.)[1]	6.500	08/01/2025	[3]	08/01/2010	A	1,636,023
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021		07/12/2020	C	2,935,646
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030		08/06/2028	C	871,500
160,000	NYS DA (Resurrection Rest Home Castleton on Hudson)[1]	6.050	08/01/2035	[3]	02/01/2010	A	160,173
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025		10/25/2021	C	8,315,063
50,000	NYS DA (Rochester Institute of Technology)[1]	5.250	07/01/2025		07/01/2012	A	51,968
5,100,000	NYS DA (Ryan-Clinton Community Health Center)[1]	6.100	07/01/2019	[3]	01/01/2010	A	5,159,058
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	[3]	10/01/2012	A	5,371,350
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	[3]	10/01/2012	A	5,280,100
120,000	NYS DA (SCHRC)[1]	5.500	07/01/2022		07/01/2011	A	120,427
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013		10/01/2010	A	3,501,070
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014		10/01/2010	A	3,864,770
1,370,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015		07/01/2011	A	1,385,728
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020		07/01/2011	A	10,078
20,860,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.000	07/01/2030	[3]	07/01/2011	A	20,942,814
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020	[3]	07/01/2011	A	15,241,200
1,100,000	NYS DA (SFH)[1]	5.500	07/01/2029		07/01/2011	A	1,101,716
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022		07/01/2011	A	252,108
1,000,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.800	07/01/2015		10/01/2010	A	1,011,880
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021		09/10/2018	C	15,439,752
F16  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$35,000	NYS DA (Skidmore College)[1]	5.000%	07/01/2028		07/01/2010	A	$35,174
200,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2018		02/15/2010	A	200,138
135,000	NYS DA (Southside Hospital)[1]	5.200	02/15/2021		02/15/2010	A	135,158
30,000	NYS DA (Special Act School Districts)[1]	5.700	07/01/2010		07/01/2010		30,110
10,000	NYS DA (Special Act School Districts)[2]	5.750	07/01/2011		10/01/2010	A	10,036
320,000	NYS DA (Special Act School Districts)[2]	5.875	07/01/2013		10/01/2010	A	321,203
15,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016		10/01/2010	A	15,059
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019		10/01/2010	A	928,423
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034		08/15/2019	A	2,753,275
4,000,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027		07/01/2012	A	4,013,920
3,075,000	NYS DA (St. Barnabas Hospital)[1]	5.350	08/01/2017		02/01/2010	A	3,079,090
35,000	NYS DA (St. John’s Health Care Corp.)[1]	6.250	02/01/2036		02/01/2010	A	35,044
5,090,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	[3]	07/01/2010	A	5,091,782
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026		08/15/2017	A	4,031,022
100,920,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025		08/15/2015	A	103,833,560
5,915,000	NYS DA (St. Vincent DePaul Residence)[1]	5.300	07/01/2018	[3]	07/01/2010	A	5,943,924
20,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2017		01/22/2016	C	19,061
345,000	NYS DA (Suffern Free Library Assoc.)[1]	5.000	07/01/2020		07/01/2010	A	349,375
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022		02/15/2014	A	2,973,267
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035		02/15/2019	A	267,360
2,125,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.400	02/01/2015		02/01/2010	A	2,129,420
170,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.700	02/01/2037		02/01/2010	A	170,097
2,145,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024		10/01/2010	A	2,146,952
1,450,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	[3]	07/01/2012	A	1,506,956
30,000	NYS DA (United Cerebral Palsy Assoc.)[1]	5.375	07/01/2011		10/01/2010	A	30,111
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028		07/01/2011	A	5,039
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021		07/01/2014	A	2,031,054
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022		07/01/2014	A	1,232,989
35,000	NYS DA (W.K. Nursing Home)[1]	6.050	02/01/2026		05/01/2010	A	35,053
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2013		08/15/2010	A	286,197
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014		08/15/2010	A	1,003,710
1,020,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		02/15/2010	A	1,021,275
26,090,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		02/15/2010	A	26,123,395
39,570,000	NYS DA, Series B6	6.650	08/15/2030		08/15/2012	A	41,955,685
1,000,000	NYS DA, Series B1	6.650	08/15/2030		08/15/2012	A	1,060,270
5,000	NYS EFC[1]	5.600	09/15/2013		09/15/2010	A	5,020
1,000,000	NYS EFC[2]	5.650	02/15/2017		08/15/2010	A	1,004,100
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250	08/01/2027		08/01/2027		948,458
F17  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$20,000	NYS EFC (NYC Municipal Water Finance Authority)[2]	5.875%	06/15/2014		06/15/2010	A	$20,087
25,000	NYS EFC (NYS Water Services)[1]	5.700	07/15/2012		02/01/2010	A	25,104
7,500,000	NYS EFC (NYS Water Services)[1]	5.950	01/15/2020		01/15/2013	A	7,791,900
390,000	NYS EFC (NYS Water Services)[2]	6.875	06/15/2010	[3]	06/15/2010		392,149
1,705,000	NYS EFC (NYS Water Services)[1]	6.875	06/15/2014	[3]	06/15/2010	A	1,714,019
120,000	NYS EFC (NYS Water Services)[1]	7.250	06/15/2010	[3]	06/15/2010		120,698
305,000	NYS EFC (NYS Water Services)[1]	7.500	06/15/2012	[3]	06/15/2010	A	306,851
10,000	NYS EFC (NYS Water Services)[1]	7.500	06/15/2012	[3]	06/15/2010	A	10,061
500,000	NYS EFC (Pollution Control)[1]	5.550	08/15/2014		08/15/2010	A	501,995
930,000	NYS EFC (Spring Valley Water Company)[1]	5.650	11/01/2023		05/01/2010	A	930,446
5,800,000	NYS EFC (Spring Valley Water Company)[1]	6.300	08/01/2024		02/01/2010	A	5,804,176
36,285,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500	01/01/2021		10/01/2010	A	36,311,125
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1,5]	6.368	04/01/2020		04/01/2010	A	3,060,870
10,650,000	NYS ERDA (Con Ed)[1,5]	0.560	10/01/2036		10/01/2036		9,292,125
132,710,000	NYS ERDA (Con Ed)[2]	4.700	06/01/2036		10/01/2012	D	132,849,346
1,130,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		09/01/2010	A	1,134,034
4,540,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		09/01/2010	A	4,549,262
5,245,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		09/01/2010	A	5,254,336
13,795,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		09/01/2010	A	13,819,555
20,295,000	NYS ERDA (LILCO)[1]	5.300	11/01/2023		03/01/2011	A	20,370,903
5,720,000	NYS ERDA (Niagara Mohawk Power Corp.)[1,5]	0.586	12/01/2026		12/01/2026		5,237,804
5,000	NYS GO1	5.000	09/15/2017		09/15/2010	A	5,033
100,000	NYS GO1	5.250	10/01/2012		04/01/2010	A	100,360
15,000	NYS GO1	5.250	11/15/2017		05/15/2010	A	15,127
35,000	NYS GO1	5.250	05/01/2018		05/01/2010	A	35,243
5,000	NYS GO1	5.250	11/15/2021		05/15/2010	A	5,032
80,000	NYS GO1	5.300	07/15/2015		01/15/2010	A	80,208
10,000	NYS GO1	5.300	07/15/2017		01/15/2010	A	10,020
100,000	NYS GO2	5.375	10/01/2011		04/01/2010	A	100,397
35,000	NYS GO1	5.500	07/15/2024		10/01/2012	A	35,050
485,000	NYS GO1	5.500	07/15/2024		01/25/2010	A	485,698
40,000	NYS GO1	6.600	12/01/2014		06/01/2010	A	40,774
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027		11/01/2017	A	3,274,668
780,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037		03/01/2023	C	749,736
9,710,000	NYS HFA (Hospital & Nursing Home)[1]	5.150	11/01/2016		05/01/2010	A	9,763,696
5,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2012		05/01/2010	A	5,630
15,000	NYS HFA (Hospital & Nursing Home)	5.875	11/01/2010		05/01/2010	A	15,672
5,000	NYS HFA (Hospital & Nursing Home)	5.900	11/01/2010		05/01/2010	A	5,231
10,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2013		05/01/2010	A	11,748
F18  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$35,000	NYS HFA (Hospital & Nursing Home)	6.000%	11/01/2014		05/01/2010	A	$42,160
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019		02/15/2011	A	25,155
60,000	NYS HFA (Meadow Manor)[1]	7.750	11/01/2019	[3]	05/01/2010	A	61,082
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022		08/15/2012	A	350,203
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024		02/15/2011	A	1,346,579
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016		02/15/2012	A	50,623
1,215,000	NYS HFA (Multifamily Hsg.)[1]	5.550	08/15/2019		08/15/2011	A	1,227,928
40,000	NYS HFA (Multifamily Hsg.)[2]	5.600	02/15/2011		02/15/2010	A	40,484
1,385,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2019		08/15/2011	A	1,399,806
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026		02/15/2011	A	1,247,080
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033		08/15/2012	A	1,749,047
50,000	NYS HFA (Multifamily Hsg.)[1]	6.100	08/15/2028		08/15/2010	A	50,047
10,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2014	[3]	08/01/2010	A	10,025
5,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2014		08/15/2010	A	5,014
130,000	NYS HFA (Multifamily Hsg.)[2]	6.250	08/15/2025		08/15/2010	A	130,127
280,000	NYS HFA (Multifamily Hsg.)[1]	6.350	08/15/2023	[3]	08/15/2010	A	280,274
325,000	NYS HFA (Multifamily Hsg.)[2]	6.750	11/15/2036		05/15/2010	A	351,107
15,000	NYS HFA (Multifamily Hsg.)[1]	6.800	11/01/2014		05/01/2010	A	15,044
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	[3]	05/01/2010	A	90,180
625,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)[1]	7.050	11/01/2012		05/01/2010	A	627,213
10,000	NYS HFA (Nonprofit Hsg.)[2]	6.200	11/01/2010		05/01/2010	A	10,138
50,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2011		05/01/2010	A	50,673
40,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2012		05/01/2010	A	40,526
20,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2013		05/01/2010	A	20,258
5,950,000	NYS HFA (Phillips Village)[1]	7.750	08/15/2017		02/15/2010	A	6,021,579
2,920,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023		11/15/2017	A	2,992,095
1,725,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	[3]	05/01/2010	A	1,780,028
315,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015		10/11/2012	B	331,711
130,000	NYS HFA, Series A1	5.875	11/01/2010		05/01/2010	A	130,540
29,860,000	NYS HFA, Series A1	6.100	11/01/2015	[3]	05/01/2010	A	29,991,085
6,890,000	NYS HFA, Series A1	6.125	11/01/2020	[3]	05/01/2010	A	6,898,061
1,160,000	NYS Medcare (Hospital & Nursing Home)[1]	6.300	08/15/2023		08/15/2010	A	1,163,886
740,000	NYS Medcare (Hospital & Nursing Home)[2]	6.375	08/15/2033		08/15/2010	A	741,665
285,000	NYS Medcare (Hospital & Nursing Home)[2]	7.000	08/15/2032		08/15/2010	A	285,787
150,000	NYS Medcare (Hospital & Nursing Home)[2]	7.400	11/01/2016	[3]	05/01/2010	A	150,729
80,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	[3]	05/01/2010	A	80,579
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	12/01/2019		06/01/2013	A	11,366,095
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500	06/01/2015		06/01/2013	A	3,190,067
F19  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*		Value

New York Continued
$5,000	NYS Power Authority[1]	5.875%		01/01/2010		01/01/2010		$5,000
35,405,000	NYS UDC (South Mall) CAB[1]	5.648	[9]	01/01/2011		06/12/2010	C	33,560,754
280,000	NYS UDC (South Mall) CAB[1]	5.800	[9]	01/01/2011		06/12/2010	C	265,415
255,000	NYS UDC (South Mall) CAB[1]	6.042	[9]	01/01/2011		06/12/2010	C	241,717
34,165,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		12/15/2017		12/15/2017		39,096,034
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2020		07/01/2014	A	4,222,400
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2021		07/01/2014	A	1,051,380
6,270,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2016		10/01/2010	A	6,293,074
95,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2016		07/10/2010	A	95,386
6,665,000	NYS UDC (Subordinated Lien)[2]	5.500		07/01/2022	[3]	10/01/2010	A	6,686,861
6,720,000	NYS UDC (Subordinated Lien)[1]	5.600		07/01/2026	[3]	01/01/2010	A	6,738,413
3,675,000	NYS UDC, Series D10	5.625		01/01/2028		01/01/2019	C	4,029,491
70,000	Oneida County, NY GO1	5.400		03/15/2011		09/15/2010	A	70,661
2,285,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625		01/01/2015	[3]	01/01/2010	A	2,312,991
185,000	Oneida County, NY IDA (Mohawk Valley Network/Faxton-St. Lukes Healhcare Obligated Group)[1]	5.000		01/01/2013		01/01/2010	A	188,345
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250		03/01/2019		03/01/2010	A	1,192,249
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100		06/01/2020		06/01/2010	A	1,644,312
1,000,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250		06/01/2015		06/01/2010	A	1,024,100
15,000	Onondaga County, NY GO2	5.000		02/15/2011		08/15/2010	A	15,056
1,020,000	Onondaga County, NY IDA (Le Moyne College)[2]	5.500		03/01/2014		03/01/2011	A	1,031,200
3,620,000	Onondaga County, NY Res Rec[1]	5.000		05/01/2010		05/01/2010		3,581,628
265,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125		05/01/2016	[3]	05/01/2010	A	265,975
4,650,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000		12/01/2016	[3]	12/01/2012	A	4,796,522
1,720,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000		12/01/2016	[3]	12/01/2012	A	1,774,197
40,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.550		08/01/2022		02/01/2010	A	40,021
3,510,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.650		08/01/2037		02/01/2010	A	3,511,544
600,000	Otsego County, NY IDA (AOFMHS)[1]	5.350		10/01/2017		04/01/2010	A	608,094
245,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375		11/01/2020		01/16/2018	C	244,086
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2013		07/01/2013		1,345,802
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350		11/01/2020		01/15/2018	C	3,604,120
95,920,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	[3]	06/01/2010	A	97,977,484
43,160,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025		12/14/2024	C	43,095,260
F20  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$49,140,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900%	12/01/2017	[3]	12/01/2010	A	$51,640,735
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014		12/01/2014		19,441,616
17,010,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2011		05/03/2010	C	17,000,474
27,860,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	[3]	09/03/2016	C	25,077,343
20,000	Port Authority NY/NJ, 103rd Series[1]	5.250	12/15/2012		06/15/2010	A	20,070
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012		04/01/2010	A	10,033
100,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2013		04/01/2010	A	100,332
160,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014		04/01/2010	A	160,562
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015		04/01/2010	A	55,193
815,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2018		07/15/2010	A	817,698
30,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2020		07/15/2010	A	30,053
100,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2022		07/15/2010	A	100,066
55,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		07/15/2010	A	55,013
165,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		07/15/2010	A	165,040
2,000,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2011		01/25/2010	A	2,016,760
25,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2012		07/15/2010	A	25,203
5,170,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2015		07/15/2010	A	5,204,122
65,000	Port Authority NY/NJ, 123rd Series[1]	5.000	07/15/2028		07/15/2010	A	65,370
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018		08/01/2010	A	30,072
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019		08/01/2010	A	1,699,017
20,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021		08/01/2010	A	20,025
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022		08/01/2010	A	265,180
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024		08/01/2010	A	325,078
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025		08/01/2010	A	100,018
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031		08/02/2010	A	60,014
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024		05/15/2014	A	15,028
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032		05/15/2013	A	85,507
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022		06/16/2013	A	231,014
30,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2024		06/16/2014	A	30,059
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026		06/15/2015	A	9,932
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021		09/01/2015	A	5,797,337
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022		09/01/2015	A	14,173,354
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025		09/01/2015	A	6,020,160
100,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030		05/01/2018	A	105,611
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019		07/15/2014	A	2,948,301
1,275,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020		08/01/2010	A	1,281,668
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025		12/01/2014	A	1,203,228
F21  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$40,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125%	08/01/2029		08/01/2011	A	$40,061
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022		08/01/2011	A	50,536
2,090,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025		03/04/2011	C	1,975,447
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043		09/04/2024	C	1,311,811
65,000	Rensselaer, NY Hsg. Authority (Renwyck)[1]	7.650	01/01/2011		10/01/2010	A	65,279
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022		06/01/2014	A	6,134,795
30,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014		06/15/2010	A	30,061
55,000	Rockland County, NY Solid Waste Management Authority[1]	5.750	12/15/2018		12/15/2011	A	55,592
8,560,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025		04/24/2014	C	8,306,367
80,000	Rome, NY HDC, Series A1	6.250	01/01/2024		10/01/2010	A	80,590
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014		12/01/2014		516,935
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023		06/01/2010	A	3,725,857
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033		11/17/2029	C	6,406,519
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021		12/15/2012	A	3,548,793
25,000	Scotia, NY GO1	6.100	01/15/2012		01/15/2010	A	25,710
870,000	SONYMA, Series 101[1]	5.000	10/01/2018		10/01/2015	A	878,935
25,000	SONYMA, Series 101[1]	5.250	04/01/2022		10/01/2011	A	25,277
2,380,000	SONYMA, Series 101[1]	5.350	10/01/2026		10/01/2011	A	2,393,804
1,530,000	SONYMA, Series 145[1]	4.950	10/01/2023		04/01/2017	A	1,544,734
35,000	SONYMA, Series 27[1]	5.250	04/01/2013		04/01/2010	A	35,148
18,715,000	SONYMA, Series 29[1]	5.400	10/01/2022	[3]	10/01/2010	A	18,791,170
26,530,000	SONYMA, Series 29[6]	5.450	10/01/2031		02/15/2013	A	26,388,011
400,000	SONYMA, Series 31[1]	5.200	10/01/2021		04/01/2011	A	402,892
485,000	SONYMA, Series 31[1]	5.300	10/01/2031		04/01/2011	A	485,888
140,000	SONYMA, Series 63[1]	5.600	10/01/2010		04/01/2010	A	140,337
100,000	SONYMA, Series 63[2]	5.700	04/01/2011		04/01/2010	A	100,221
85,000	SONYMA, Series 63[2]	5.700	10/01/2011		04/01/2010	A	85,179
10,000	SONYMA, Series 65[1]	5.550	10/01/2012		10/01/2010	A	10,017
F22  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$100,000	SONYMA, Series 67[2]	5.600%	10/01/2014	[3]	09/01/2010	A	$100,129
195,000	SONYMA, Series 67[1]	5.600	10/01/2014		09/01/2010	A	195,302
1,065,000	SONYMA, Series 67[2]	5.700	10/01/2017	[3]	09/01/2010	A	1,066,129
940,000	SONYMA, Series 67[1]	5.800	10/01/2028	[3]	09/01/2010	A	960,107
50,000	SONYMA, Series 69[1]	5.400	10/01/2019		03/01/2010	A	50,062
3,685,000	SONYMA, Series 69[1]	5.400	10/01/2019		03/01/2010	A	3,689,569
7,155,000	SONYMA, Series 69[1]	5.500	10/01/2028		03/01/2011	A	7,159,436
375,000	SONYMA, Series 71[1]	5.350	10/01/2018		07/01/2010	A	376,523
270,000	SONYMA, Series 73-A2	5.250	10/01/2017		09/01/2010	A	271,523
15,000	SONYMA, Series 73-B1	5.450	10/01/2024	[3]	09/10/2010	B	15,144
15,000	SONYMA, Series 77[1]	5.600	04/01/2010		04/01/2010		15,092
305,000	SONYMA, Series 77[2]	5.700	04/01/2011		04/01/2010	A	308,663
55,000	SONYMA, Series 79[1]	5.250	10/01/2021		03/01/2011	A	55,401
9,375,000	SONYMA, Series 79[1]	5.250	10/01/2021		03/01/2011	A	9,411,656
760,000	SONYMA, Series 79[1]	5.300	04/01/2029		03/01/2011	A	761,984
2,140,000	SONYMA, Series 80[2]	5.100	10/01/2017	[3]	03/01/2011	A	2,163,412
5,395,000	SONYMA, Series 82[1]	5.550	10/01/2019	[3]	04/01/2010	A	5,398,938
1,635,000	SONYMA, Series 83[1]	5.450	04/01/2018	[3]	04/01/2010	A	1,636,782
45,000	SONYMA, Series 83[1]	5.550	10/01/2027		04/01/2010	A	45,026
4,410,000	SONYMA, Series 92[1]	5.750	04/01/2020		04/01/2010	A	4,624,106
6,150,000	SONYMA, Series 97[1]	5.400	10/01/2021	[3]	04/01/2011	A	6,205,658
500,000	SONYMA, Series 98[1]	5.050	10/01/2017		04/01/2011	A	506,705
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021		06/15/2017	A	387,468
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022		06/15/2017	A	405,288
300,000	Spring Valley, NY GO1	5.000	05/01/2020		05/01/2015	A	303,099
310,000	Spring Valley, NY GO1	5.000	05/01/2021		05/01/2015	A	311,621
325,000	Spring Valley, NY GO1	5.000	05/01/2022		05/01/2015	A	325,234
335,000	Spring Valley, NY GO1	5.000	05/01/2023		05/01/2023		333,044
350,000	Spring Valley, NY GO1	5.000	05/01/2024		05/01/2024		346,098
365,000	Spring Valley, NY GO1	5.000	05/01/2025		05/01/2025		360,361
3,640,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017		06/01/2014	C	3,161,959
605,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016		06/01/2013	A	606,440
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022		11/01/2022		443,295
150,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017		11/01/2017		140,837
625,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017		11/01/2017		586,819
730,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.000	06/01/2016		06/01/2013	A	731,737
250,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022		11/01/2022		221,648
335,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.500	12/01/2013		06/07/2011	C	328,732
800,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022		11/01/2022		709,272
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022		11/01/2022		265,977
F23  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950%	11/01/2022		11/01/2022		$265,977
345,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.000	06/01/2016		04/09/2013	B	345,821
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020		12/27/2014	C	273,963
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020		12/27/2014	C	273,963
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020		12/27/2014	C	273,963
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018		06/01/2018		888,040
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049		11/01/2012	C	12,242,160
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)[10]	7.125	11/01/2049		11/01/2012	A	24,341,113
130,000	Suffolk County, NY IDA (Family Residences)	6.000	10/01/2015		08/12/2012	C	124,684
390,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		12/20/2013	C	371,600
2,655,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		10/03/2014	C	2,529,737
605,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020		06/27/2015	C	552,492
425,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.000	02/01/2014		08/01/2010	C	429,157
290,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	[3]	09/01/2010	A	297,560
330,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016		03/22/2013	C	318,031
120,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016		04/13/2013	C	115,648
715,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375	11/01/2015		08/07/2012	C	686,750
620,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.400	02/01/2015		10/23/2011	C	598,765
205,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020		12/27/2014	C	187,208
500,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020		06/27/2015	C	456,605
100,000	Suffolk County, NY Water Authority[1]	5.750	06/01/2010		06/01/2010		102,151
1,765,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625	06/01/2013		12/21/2010	C	1,706,384
4,800,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875	07/01/2022		11/11/2016	C	3,884,928
5,745,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.375	02/01/2020		12/09/2014	C	5,301,946
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021		09/01/2015	A	31,442
2,790,000	Syracuse, NY Hsg. Authority (LRRHCF)[1]	5.800	08/01/2037		02/01/2010	A	2,792,706
300,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017		01/01/2010	A	300,435
565,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017		12/01/2010	A	565,057
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018		10/01/2010	A	900,531
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024		07/01/2010	A	2,000,640
110,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033		02/01/2010	A	110,105
F24  |  LIMITED TERM NEW YORK MUNICIPAL FUND

						Effective
Principal						Maturity
Amount		Coupon		Maturity		(Unaudited)*		Value

New York Continued
$265,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800%		02/01/2028	[3]	02/01/2010	A	$282,188
270,000	Tonawanda, NY Senior Citizen Hsg. Corp.[1]	6.500		12/01/2010		06/01/2010	A	270,294
25,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025		11/12/2016	C	24,782
10,000	Ulster County, NY GO1	5.400		11/15/2013		05/15/2010	A	10,176
10,000	Ulster County, NY GO1	5.400		11/15/2015		05/15/2010	A	10,176
25,000	Ulster County, NY GO1	5.500		11/15/2012		05/15/2010	A	25,454
1,080,000	Ulster County, NY IDA (Kingston Hospital)[1]	5.650		11/15/2024		05/15/2010	A	1,091,621
155,000	Ulster County, NY Res Rec[1]	5.000		03/01/2016		03/01/2016		164,571
160,000	Ulster County, NY Res Rec[1]	5.000		03/01/2017		03/01/2016	A	167,360
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018		03/01/2016	A	174,966
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	0.000	[4]	06/01/2040		09/14/2026	C	708,040
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040		06/04/2028	C	325,285
10,795,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750		06/01/2030	[3]	06/15/2019	C	10,689,209
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400		07/15/2030		07/15/2012	A	76,080
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500		07/15/2029		07/15/2011	A	25,442
640,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.375		12/01/2011		06/29/2010	B	651,149
250,000	Utica, NY SCHC (Multifamily), Series A2	5.550		12/01/2017		06/01/2010	A	252,750
15,000	Victor, NY GO1	4.800		12/15/2017		06/01/2010	A	15,282
100,000	Westchester County, NY GO1	5.375		12/15/2012		06/15/2010	A	101,391
50,000	Westchester County, NY GO1	5.375		12/15/2013		06/15/2010	A	50,610
45,000	Westchester County, NY Healthcare Corp., Series B1	5.375		11/01/2020		11/01/2010	A	45,476
1,700,000	Westchester County, NY IDA (Children’s Village)[1]	5.300		03/15/2014		04/20/2012	C	1,612,637
160,000	Westchester County, NY IDA (Clearview School)	6.600		01/01/2014		12/27/2010	C	159,336
855,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500		08/01/2012		02/18/2011	C	872,587
1,130,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	[3]	04/01/2010	A	1,130,904
200,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)[1]	5.500		12/01/2015		12/01/2013	A	208,438
2,045,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029		02/07/2021	C	2,000,460
1,175,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.000		11/01/2011		04/03/2010	C	1,191,109
F25  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$130,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.850%	08/01/2014		02/01/2010	A	$130,267
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	[3]	02/01/2010	A	690,331
70,000	Westchester County, NY IDA (Winward School)	5.200	10/01/2021		10/01/2011	A	70,018
8,785,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021		08/03/2010	C	8,397,933
8,600,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026		07/07/2014	C	7,784,376
95,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025		02/01/2010	A	95,135
140,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029		02/01/2011	A	141,385
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039		02/01/2011	A	166,577
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025		05/06/2023	C	1,411,088
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024		06/01/2019	A	1,303,450
1,775,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016		07/01/2012	A	1,801,110

							3,080,012,409

U.S. Possessions—26.2%
5,000,000	Guam Airport Authority, Series C1	5.375	10/01/2019		10/01/2013	A	5,078,700
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020		10/01/2013	A	6,081,300
192,000	Guam EDA (TASC)	5.300	05/15/2014		05/15/2014		221,643
10,000	Guam International Airport Authority[1]	5.000	10/01/2023		10/01/2023		9,776
25,000	Guam Power Authority, Series A1	5.000	10/01/2024		07/23/2023	C	23,197
430,000	Guam Power Authority, Series A1	5.250	10/01/2013		11/07/2011	C	422,006
25,000	Guam Power Authority, Series A	5.250	10/01/2013		11/07/2011	C	24,535
50,000	Guam Power Authority, Series A1	5.250	10/01/2014		10/01/2010	A	50,003
655,000	Guam Power Authority, Series A1	5.250	10/01/2023		09/02/2019	C	602,069
710,000	Guam Power Authority, Series A1	5.250	10/01/2023		09/02/2019	C	652,625
40,000	Guam Power Authority, Series A1	5.250	10/01/2034		11/06/2032	C	36,644
215,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250	06/01/2032		06/01/2017	C	179,512
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033		09/02/2012	C	91,508
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013		05/15/2012	A	373,350
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014		05/15/2014		197,948
192,665,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033		10/31/2013	C	184,860,141
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039		08/02/2020	C	59,094,750
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043		09/24/2022	C	26,729,171
F26  |  LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

U.S. Possessions Continued
$5,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.750%	07/01/2020	09/07/2010	B	$5,136
6,250,000	Puerto Rico Commonwealth GO1	5.000	07/01/2024	07/01/2024		5,940,500
5,970,000	Puerto Rico Commonwealth GO1	5.000	07/01/2025	07/01/2025		5,655,381
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	06/21/2026	C	47,208
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	08/05/2026	C	46,790
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2030	07/01/2012	D	2,053,360
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	01/01/2015		7,216,930
880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2018	07/01/2013	A	887,964
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019	07/01/2013	A	905,283
2,430,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021	07/01/2021		2,417,583
3,400,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2022		3,348,014
7,350,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2022		7,237,619
2,315,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2022		2,279,604
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		4,479,794
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		10,771,090
7,395,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		7,241,110
15,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		15,457,554
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		21,199,637
4,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2027		4,591,730
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/08/2029	C	2,683,346
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030		4,724,200
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/01/2031	C	10,943,592
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2032		13,755,260
6,060,000	Puerto Rico Commonwealth GO1	5.375	07/01/2028	07/01/2028		5,931,467
18,600,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2023		18,637,572
275,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	07/01/2010	A	276,020
10,000	Puerto Rico Electric Power Authority, Series EE1	5.250	07/01/2014	10/01/2010	A	10,091
3,555,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2018	07/01/2015	A	3,676,617
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	12/01/2013	A	86,584
37,000,000	Puerto Rico HFA (Vivienda Modernization)[1]	4.750	10/01/2011	08/01/2010	A	37,061,790
100,000	Puerto Rico HFC[1]	5.100	12/01/2018	12/01/2010	A	101,930
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/21/2021	C	86,600
35,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026	C	32,753
200,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2035	07/01/2010	D	202,060
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2013	A	234,257
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2013	A	8,078,068
F27  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000%	07/01/2028		05/21/2024	C	$4,679
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750	07/01/2024		07/01/2012	A	7,040,390
150,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000	07/01/2032		07/01/2010	A	151,545
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021		07/01/2021		4,239,897
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022		07/01/2022		10,584,420
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023		07/01/2023		11,729,254
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024		07/01/2024		12,128,125
4,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025		07/01/2025		4,305,479
2,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026		07/01/2026		1,888,320
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2027		07/01/2027		938,920
16,800,000	Puerto Rico Highway & Transportation Authority, Series N1,5	0.724	07/01/2045		07/04/2043	C	8,055,600
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019		07/01/2019		778,253
35,000	Puerto Rico Infrastructure[1]	5.500	10/01/2040		10/01/2011	A	36,732
205,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014		10/01/2014		208,016
3,135,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019		06/07/2015	C	2,999,129
19,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	[3]	06/01/2011	A	19,794,138
1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125	08/01/2025		02/01/2010	A	1,501,650
65,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015		10/01/2010	A	65,101
95,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2026		11/08/2022	C	91,609
635,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016		10/01/2010	A	636,118
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025		11/15/2011	A	77,500
750,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015		11/15/2010	A	787,125
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020		11/15/2011	A	2,073,040
25,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022		04/23/2021	C	24,507
F28  |  LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$990,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500%	07/01/2012		07/01/2010	A	$990,198
2,250,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024		10/01/2010	A	2,251,868
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023		08/01/2023		9,203,070
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024		08/01/2024		9,751,000
230,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017		10/01/2010	A	230,292
455,000	Puerto Rico Port Authority, Series D1	6.000	07/01/2021	[3]	10/01/2010	A	455,305
460,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	[3]	10/01/2010	A	461,375
6,880,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2028		07/01/2012	D	7,037,208
11,560,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036		07/01/2012	D	11,824,146
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024		01/04/2024	C	523,184
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029		05/02/2028	C	13,577,710
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026		07/01/2026		13,096,169
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035		07/01/2017	A	1,258,388
75,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2010		07/01/2010		76,118
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034		07/01/2017	A	1,430,758
6,320,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021		06/01/2014	A	6,819,786
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025		06/01/2014	A	33,285,021
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019		07/01/2012	A	825,000
1,000,000	Puerto Rico Public Finance Corp., Series A1	4.100	08/01/2029		02/01/2012	D	1,001,690
60,270,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029		02/01/2012	D	61,743,602
40,635,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030		02/01/2012	D	41,400,563
28,325,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2031		02/01/2012	D	28,858,643
75,410,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027		02/01/2012	D	77,574,267
71,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029		02/01/2014	A	74,206,360
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025		06/01/2025		3,849,358
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026		06/01/2026		2,563,028
120,000	University of Puerto Rico[2]	5.500	06/01/2012	[3]	06/01/2010	A	120,217
7,125,000	University of Puerto Rico, Series P1	5.000	06/01/2021		06/01/2021		6,913,673
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022		06/01/2022		8,187,455
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023		06/01/2023		8,052,743
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030		12/22/2028	C	270,156
5,250,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500	07/01/2021	[3]	01/01/2013	A	5,313,945
20,000	V.I. HFA, Series A	6.500	03/01/2025	[3]	09/01/2010	A	20,016
1,000,000	V.I. Port Authority, Series A1	5.250	09/01/2018		09/01/2011	A	1,008,540
1,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022		10/01/2018	C	1,342,530
F29  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$3,650,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875%	07/01/2022		10/01/2018	C	$3,650,438
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021		10/01/2014	A	1,081,192
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016		10/01/2014	A	1,036,010
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022		10/01/2014	A	2,011,520
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023		10/01/2014	A	2,009,840
250,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2010		04/06/2010	B	256,345
12,035,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	[3]	10/01/2011	A	12,271,488
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.750	05/15/2012		05/15/2011	A	1,026,104
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950	05/15/2014		05/15/2011	A	80,459
1,140,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021		12/09/2010	C	1,102,494
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031		04/12/2015	C	1,179,360
1,470,000	V.I. Water & Power Authority[1]	5.375	07/01/2010		07/01/2010		1,479,320
2,500,000	V.I. Water & Power Authority[1]	5.500	07/01/2017		07/01/2010	A	2,511,200

							1,048,392,071

Total Investments, at Value (Cost $4,166,397,325)—103.2%							4,128,404,480
Liabilities in Excess of Other Assets—(3.2)							(129,680,602)

Net Assets—100.0%							$3,998,723,878

Footnotes to Statement of Investments
Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
D. Date of mandatory put.
1.  All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.
2.  Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $161,820,686, which represents
 4.05% of the Fund’s net assets. See Note 5 of accompanying Notes.
3.  Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
4.  Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
5.  Represents the current interest rate for a variable or increasing rate security.
6.  Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.
7.  Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.
8.  Subject to a forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.
9.  Zero coupon bond reflects effective yield on the date of purchase.
10. When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See Note 1 of accompanying Notes.
F30  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
New York	$—	$3,065,482,480	$14,529,929	$3,080,012,409
U.S. Possessions	—	1,048,392,071	—	1,048,392,071

Total Assets	$—	$4,113,874,551	$14,529,929	$4,128,404,480

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F31  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Portfolio Abbreviations December 31, 2009
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bond
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HJDOI	Hospital for Joint Diseases Orthopedic Institute
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LRRHCF	Loretto Rest Residential Health Care Facility
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MSH	Mount Sinai Hospital
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NSUHPL	North Shore University Hospital at Plainview
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Risidual Option Long
SAVRS	Select Auction Variable Rate Securities
SCHC	Senior Citizen Housing Corp.
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSMC	St. Catherine of Sienna Medical Center
SEAM	Sociedad Espanola de Auxilio Mutuo
SFH	St. Francis Hospital
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
SV	Sienna Village
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Devel. Corp.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F32  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2009

Assets
Investments, at value (cost $4,166,397,325)—see accompanying statement of investments	$4,128,404,480

Cash	940,401

Receivables and other assets:
Interest	63,005,310
Shares of beneficial interest sold	10,587,824
Investments sold	3,495,000
Other	467,608

Total assets	4,206,900,623

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	112,630,000
Payable on borrowings (See Note 6)	56,700,000
Investments purchased (including $28,338,908 purchased on a when-issued or delayed delivery basis)	28,451,456
Shares of beneficial interest redeemed	6,692,895
Distribution and service plan fees	2,443,178
Trustees’ compensation	869,363
Transfer and shareholder servicing agent fees	127,072
Shareholder communications	100,523
Interest expense on borrowings	2,137
Dividends	529
Other	159,592

Total liabilities	208,176,745

Net Assets	$3,998,723,878

Composition of Net Assets
Paid-in capital	$4,101,619,791

Accumulated net investment income	5,327,057

Accumulated net realized loss on investments	(70,230,125)

Net unrealized depreciation on investments	(37,992,845)

Net Assets	$3,998,723,878

F33  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $ 2,801,988,193 and 861,413,458 shares of beneficial interest outstanding)	$3.25
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.37

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $59,450,733 and 18,302,231 shares of beneficial interest outstanding)	$3.25

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,137,284,952 and 351,067,109 shares of beneficial interest outstanding)	$3.24
See accompanying Notes to Financial Statements.
F34  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2009

Investment Income
Interest	$202,669,180

Expenses
Management fees	14,610,646

Distribution and service plan fees:
Class A	6,480,172
Class B	711,400
Class C	10,217,961

Transfer and shareholder servicing agent fees:
Class A	848,177
Class B	96,033
Class C	462,765

Shareholder communications:
Class A	215,951
Class B	44,892
Class C	87,512

Borrowing fees	9,455,418

Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,509,577

Accounting service fees	1,098,029

Trustees’ compensation	264,240

Interest expense on borrowings	197,687

Custodian fees and expenses	26,263

Other	309,848

Total expenses	46,636,571
Less reduction to custodian expenses	(3,875)
Less waivers and reimbursements of expenses	(14,664)

Net expenses	46,618,032

Net Investment Income	156,051,148

Realized and Unrealized Gain
Net realized gain on investments	6,902,848

Net change in unrealized depreciation on investments	467,811,089

Net Increase in Net Assets Resulting from Operations	$630,765,085

See accompanying Notes to Financial Statements.
F35  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2009	2008
Operations
Net investment income	$156,051,148	$170,017,968

Net realized gain (loss)	6,902,848	(72,595,006)

Net change in unrealized depreciation	467,811,089	(524,886,215)

Net increase (decrease) in net assets resulting from operations	630,765,085	(427,463,253)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(118,781,933)	(124,733,795)
Class B	(2,728,379)	(5,859,697)
Class C	(39,795,702)	(39,698,693)

	(161,306,014)	(170,292,185)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	117,821,111	28,554,138
Class B	(40,905,262)	(118,248,272)
Class C	87,110,175	27,484,324

	164,026,024	(62,209,810)

Net Assets
Total increase (decrease)	633,485,095	(659,965,248)

Beginning of period	3,365,238,783	4,025,204,031

End of period (including accumulated net investment income of $5,327,057 and $10,053,014, respectively)	$3,998,723,878	$3,365,238,783

See accompanying Notes to Financial Statements.
F36  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended December 31, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$630,765,085

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(483,411,138)
Proceeds from disposition of investment securities	410,475,296
Short-term investment securities, net	(111,069,788)
Premium amortization	14,235,792
Discount accretion	(2,997,802)
Net realized gain on investments	(6,902,848)
Net change in unrealized depreciation on investments	(467,811,089)
Increase in interest receivable	(4,547,464)
Decrease in receivable for securities sold	22,198,579
Decrease in other assets	7,230,905
Decrease in payable for securities purchased	(18,583,962)
Increase in other liabilities	261,068

Net cash used in operating activities	(10,157,366)

Cash Flows from Financing Activities
Proceeds from bank borrowings	661,500,000
Payments on bank borrowings	(617,300,000)
Payments on short-term floating rate notes issued	(30,250,000)
Proceeds from shares sold	786,945,374
Payments on shares redeemed	(747,611,642)
Cash distributions paid	(43,023,966)

Net cash provided by financing activities	10,259,766

Net increase in cash	102,400

Cash, beginning balance	838,001

Cash, ending balance	$940,401

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $118,284,599.
Cash paid for interest on bank borrowings—$298,188.
Cash paid for interest on short-term floating rate notes issued—$1,509,577.
See accompanying Notes to Financial Statements.
F37  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2009	2008	2007	2006	2005
Per Share Operating Data
Net asset value, beginning of period	$2.85	$3.32	$3.40	$3.36	$3.33

Income (loss) from investment operations:
Net investment income[1]	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.40	(.47)	(.08)	.03	.03

Total from investment operations	.54	(.33)	.06	.17	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.14)	(.14)	(.13)	(.14)

Net asset value, end of period	$3.25	$2.85	$3.32	$3.40	$3.36

Total Return, at Net Asset Value[2]	19.45%	(10.18)%	1.74%	5.30%	5.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,801,988	$2,355,062	$2,745,029	$2,784,037	$2,589,629

Average net assets (in thousands)	$2,558,997	$2,765,248	$2,721,428	$2,696,464	$2,380,822

Ratios to average net assets:[3]
Net investment income	4.50%	4.55%	4.18%	4.10%	4.12%
Expenses excluding interest and fees on short-term floating rate notes issued	1.01%	0.83%	0.74%	0.79%	0.79%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.10%	0.21%	0.18%	0.03%

Total expenses	1.05%	0.93%	0.95%	0.97%	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	0.93%	0.95%	0.97%	0.82%

Portfolio turnover rate	12%	19%	18%	23%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F38  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class B Year Ended December 31,	2009	2008	2007	2006	2005
Per Share Operating Data
Net asset value, beginning of period	$2.85	$3.32	$3.40	$3.36	$3.32

Income (loss) from investment operations:
Net investment income[1]	.11	.12	.11	.11	.11
Net realized and unrealized gain (loss)	.41	(.47)	(.08)	.04	.04

Total from investment operations	.52	(.35)	.03	.15	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.11)	(.11)	(.11)

Net asset value, end of period	$3.25	$2.85	$3.32	$3.40	$3.36

Total Return, at Net Asset Value[2]	18.39%	(10.90)%	0.95%	4.48%	4.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,451	$90,497	$228,022	$318,452	$379,045

Average net assets (in thousands)	$71,243	$157,158	$272,855	$346,849	$398,461

Ratios to average net assets:[3]
Net investment income	3.64%	3.72%	3.38%	3.31%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued	1.92%	1.63%	1.54%	1.59%	1.58%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.10%	0.21%	0.18%	0.03%

Total expenses	1.96%	1.73%	1.75%	1.77%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.73%	1.75%	1.77%	1.61%

Portfolio turnover rate	12%	19%	18%	23%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F39  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2009	2008	2007	2006	2005
Per Share Operating Data
Net asset value, beginning of period	$2.84	$3.31	$3.39	$3.35	$3.32

Income (loss) from investment operations:
Net investment income[1]	.12	.12	.11	.11	.11
Net realized and unrealized gain (loss)	.40	(.47)	(.08)	.04	.03

Total from investment operations	.52	(.35)	.03	.15	.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.11)	(.11)	(.11)

Net asset value, end of period	$3.24	$2.84	$3.31	$3.39	$3.35

Total Return, at Net Asset Value[2]	18.63%	(10.89)%	0.97%	4.52%	4.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,137,285	$919,680	$1,052,153	$1,105,643	$1,139,882

Average net assets (in thousands)	$1,021,648	$1,054,502	$1,076,271	$1,127,896	$1,095,066

Ratios to average net assets:[3]
Net investment income	3.75%	3.78%	3.40%	3.34%	3.36%
Expenses excluding interest and fees on short-term floating rate notes issued	1.76%	1.60%	1.52%	1.56%	1.56%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.10%	0.21%	0.18%	0.03%

Total expenses	1.80%	1.70%	1.73%	1.74%	1.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	1.70%	1.73%	1.74%	1.59%

Portfolio turnover rate	12%	19%	18%	23%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F40  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F41  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.
F42  |  LIMITED TERM NEW YORK MUNICIPAL FUND

The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions
Purchased securities	$28,338,908
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $112,630,000 as of December 31, 2009, which represents 2.68% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly.
F43  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At December 31, 2009, municipal bond holdings with a value of $158,490,630 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $112,630,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At December 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$3,335,000	NYC GO DRIVERS	11.127%	8/15/23	$3,843,454
3,780,000	NYC GO DRIVERS	11.132	12/1/23	4,389,941
2,240,000	NYC GO ROLs[3]	16.158	4/1/30	2,548,717
7,250,000	NYC GO ROLs[3]	14.251	6/1/23	8,591,395
9,895,000	NYS DA ROLs[3]	19.892	8/15/30	12,280,685
2,645,000	NYS DA ROLs[3]	23.506	8/15/24	3,272,764
3,805,000	NYS DA ROLs[3]	17.909	2/15/25	4,440,663
6,635,000	SONYMA, Series 29 DRIVERS	15.776	10/1/31	6,493,011

				$45,860,630

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F32 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the
F44  |  LIMITED TERM NEW YORK MUNICIPAL FUND

sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $78,510,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Credit Risk. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of December 31, 2009, securities with an aggregate market value of $623,177, representing 0.02% of the Fund’s net assets, were subject to these forbearance agreements. Principal payments of $285,500 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized
F45  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost
of Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes
$8,732,486	$ —	$72,049,064	$36,173,909

1.	As of December 31, 2009, the Fund had $72,049,064 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2009, details of the capital loss carryforwards were as follows:

Expiring
2011	$2,127,827
2016	53,401,694
2017	16,519,543

Total	$72,049,064

2.	During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

		Increase to
	Increase to	Accumulated
Reduction to	Accumulated Net	Net Realized Loss
Paid-in Capital	Investment Income	on Investments
$1,373	$528,909	$527,536

The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income	$2,079,044	$2,268,038
Exempt-interest dividends	159,226,970	168,024,147

Total	$161,306,014	$170,292,185

F46  |  LIMITED TERM NEW YORK MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,051,948,389

Gross unrealized appreciation	$60,842,281
Gross unrealized depreciation	(97,016,190)

Net unrealized depreciation	$(36,173,909)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended December 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$160,327
Payments Made to Retired Trustees	133,095
Accumulated Liability as of December 31, 2009	727,903
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
F47  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Class A
Sold	178,713,706	$561,592,483	288,850,032	$924,241,077
Dividends and/or distributions reinvested	27,512,219	85,325,198	28,484,599	90,313,243
Redeemed	(170,581,375)	(529,096,570)	(317,978,120)	(986,000,182)

Net increase (decrease)	35,644,550	$117,821,111	(643,489)	$28,554,138

F48  |  LIMITED TERM NEW YORK MUNICIPAL FUND

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Class B
Sold	2,443,838	$7,594,784	3,832,868	$12,219,565
Dividends and/or
distributions reinvested	664,269	2,041,991	1,347,876	4,312,116
Redeemed	(16,584,076)	(50,542,037)	(42,161,611)	(134,779,953)

Net decrease	(13,475,969)	$(40,905,262)	(36,980,867)	$(118,248,272)

Class C
Sold	69,423,667	$217,305,875	87,687,631	$280,580,665
Dividends and/or
distributions reinvested	10,008,778	30,917,410	9,725,055	30,710,336
Redeemed	(52,148,784)	(161,113,110)	(91,610,401)	(283,806,677)

Net increase	27,283,661	$87,110,175	5,802,285	$27,484,324

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2009, were as follows:

	Purchases	Sales
Investment securities	$575,574,358	$461,866,033
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2009, the Fund paid $1,098,029 to the Manager for accounting services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2009, the Fund paid $1,412,009 to OFS for services to the Fund.
F49  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class C	$33,394,360
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor
December 31, 2009	$766,924	$128,618	$68,246	$117,759
F50  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has agreed to reimburse the Fund for certain costs associated with soliciting proxies for the special shareholder meeting. During the year ended October 31, 2009, the Manager reimbursed the Fund $14,664 for proxy related costs.
5. Illiquid Securities
As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2611% as of December 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size.
F51  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended December 31, 2009 equal 0.26% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of December 31, 2009, the Fund had borrowings outstanding at an interest rate of 0.2611%. Details of the borrowings for the year ended December 31, 2009 are as follows:

Average Daily Loan Balance	$23,956,164
Average Daily Interest Rate	0.808%
Fees Paid	$2,361,347
Interest Paid	$298,188
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 18, 2010, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and its subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state
F52  |  LIMITED TERM NEW YORK MUNICIPAL FUND

securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F53  |  LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Limited Term New York Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund, including the statement of investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
February 18, 2010
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2009 Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended December 31, 2009 are eligible for the corporate dividend-received deduction. 98.71% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (74.4%), Puerto Rico (24.3%), Guam (0.3%), Virgin Islands (1.0%).
     During 2009, 19.9044% of this tax-exempt income was derived from “private activity bonds”. These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load single state short/intermediate municipal debt funds other than New York State funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median. The Board also noted that the Fund’s recent performance was improved and its year-to date performance through June 5, 2009 was in the first quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, Single state short/intermediate municipal debt funds other than New York State funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2001) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999- September 2004). Oversees 59 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2005) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993- 2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2009) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfolios in the OppenheimerFunds complex.
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Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Phillip A. Griffiths, Trustee (since 2009) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2009) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2009) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (pri- vately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998- December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2009) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2009) Age: 68	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994- December 2001). Oversees 59 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2009) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 51	Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007- February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007- July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005- March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC.; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee and is an officer of 94 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Zack and Keffer, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) and Senior Portfolio Manager (since 2000) Age: 46	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 38	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
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Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Troy E. Willis, Vice President and Senior Portfolio Manager (since 2005) Age: 37	Assistant Vice President of the Manager (since July 2005). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) and Senior Portfolio Manager (since 2009) Age: 33	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (2006-2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 33	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (February 2006-April 2008) and a credit analyst of the Manager (June 2003-January 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 51	Director of the Rochester Credit Analysis team (since 2003) and a Vice President of the Manager (since 1997); headed Rochester’s Credit Analysis team (since 1993).

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 54	Director of Investment Brand Management, Senior Vice President of the Manager, and Senior Vice President of OppenheimerFunds Distributor, Inc. (since 1997). An officer of 94 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 94 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 94 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Robert G. Zack, Continued	and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 94 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
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Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $50,500 in fiscal 2009 and $50,500 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,632 in fiscal 2009 and $2,368 in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed $269,540 in fiscal 2009 and $255,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $8,500 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $280,672 in fiscal 2009 and $257,368 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	02/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	02/08/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date:	02/08/2010